Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Summary of Accompanying Unaudited Interim Condensed Consolidated Balance Sheets of Inventories
The amounts shown in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	December 31, 2025	June 30, 2026
Bunkers	1,026,545	2,750,958
Lubricants	285,517	466,246

Total	1,312,062	3,217,204